Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Profit / (loss) for the year	R$ 352,260	R$ (14,079)	R$ (55,068)
Adjustments to reconcile profit (loss) [abstract]
Depreciation and amortization	160,440	163,972	58,336
Result of equity interests in associates	32,040	17,384	8,764
Impairment losses on financial assets	1,541,584	1,083,237	(595,581)
Expenses with provisions	38,611	25,931	19,002
Adjustments for income tax and social contribution	87,581	(164,494)	175,993
Provisions/ (reversals) for loss of assets	(42,214)	5,225	(43,618)
Other capital gains (losses)	(41,785)	(66,363)	0
Provision for performance income	(135,260)	(150,401)	0
Result of foreign exchange variation	(88,708)	0	30
Compulsory deposits at Central Bank of Brazil	190,363	(455,290)	(689,759)
Loans and advances to customers, net of provision for expected loss	(8,062,211)	(5,927,723)	(7,432,145)
Amounts due from financial institutions	540,350	(2,206,994)	(1,549,493)
Securities	70,642	(602,509)	(573,349)
Derivative financial assets	(4,238)	86,948	(59,435)
Non-current assets held for sale	(7,412)	(37,150)	33,754
Other assets	(341,901)	(318,696)	(790,072)
Liabilities with financial institutions	1,615,572	2,565,433	3,584,551
Liabilities with customers	9,008,816	5,309,261	5,896,911
Securities issued	1,892,877	2,630,072	1,842,657
Derivative financial liabilities	(22,705)	(28,777)	9,787
Borrowing and onlending	69,700	11,377	(2,334)
Tax liabilities	178,906	119,891	149,605
Provisions	(25,608)	(21,330)	10,209
Other liabilities	799,771	216,537	141,928
Income tax paid	(263,362)	(138,057)	(49,029)
Net cash from operating activities	7,544,109	2,103,405	91,644
Cash flows from (used in) investing activities [abstract]
Acquisition of subsidiaries, net of cash acquired	(62,357)	(545,983)	(93,782)
Acquisition of property and equipment	(17,881)	(27,714)	(32,249)
Proceeds from sale of property and equipment	0	14	602
Acquisition of intangible assets	(256,210)	(251,390)	(255,731)
Acquisition of financial assets at FVOCI	19,381,768	7,977,979	27,780,867
Proceeds from sale of financial assets at FVOCI	14,913,627	9,208,137	21,512,954
Acquisition of financial assets at FVTPL	680,391	582,098	920,123
Proceeds from sale of financial assets at FVTPL	818,576	126,198	393,417
Net cash used in investing activities	(4,666,404)	(50,815)	(7,175,779)
Cash flows from (used in) financing activities [abstract]
Dividends paid	(23,600)	(75,898)	(19,680)
Repurchase of treasury shares	(16,409)	0	(29,322)
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	1,327	0	5,478,926
Payment to shareholders of subisidiary	0	(1,145,273)	0
Net cash from financing activities	(38,682)	(1,221,171)	5,429,924
Increase/(Decrease) in cash and cash equivalents	2,839,023	831,419	(1,654,211)
Cash and cash equivalents at the beginning of the year	1,331,648	500,446	2,154,687
Effect of the exchange rate variation on cash and cash equivalents	88,708	(217)	(30)
Cash and cash equivalents at December 31	R$ 4,259,379	R$ 1,331,648	R$ 500,446